Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD	SGD	USD
Accrued payroll	-	64,844	50,100
Accrued expenses*	200,586	10,446	8,070
Other payable	1,162	2,123	1,639
Total accrued liabilities and other payables	201,748	77,413	59,809

*	Accrued expenses mainly consist of accrual of professional service fees and other costs incurred yet to bill.